Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000035521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Changing Parameters Fund
Without Sales Load [Member] | C000035521
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	3.74%	4.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%